April 17, 2025

Supplement to the Prospectus and Statement of Additional Information

dated December 29, 2024

of

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (IUSCX)

(the “Fund”)

This supplement serves as advance notice that the Fund intends to change its name effective May 1, 2025.

The new name will be:

FI Institutional Group U.S. Small Cap Equity Fund (IUSCX)

The Fund’s investment objective and investment strategies will not be changed.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated December 29, 2024, and retain it for future reference.